Financial Assets at Amortized Cost - Schedule of Bank has Carried Out Transactions (Details) - Sale or Transfer [Member] - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Bank has Carried Out Transactions [Line Items]
Carrying amount		$ 4,273	$ 17,013
Allowances released		(410)	(262)
Sale price		4,063	17,007
Effect on income (loss) gain	[1]	200	256
Sale of outstanding loans [Member]
Schedule of Bank has Carried Out Transactions [Line Items]
Carrying amount		4,273	17,013
Allowances released		(410)	(262)
Sale price		4,045	17,007
Effect on income (loss) gain	[1]	182	256
Sale of write-off Loans [Member]
Schedule of Bank has Carried Out Transactions [Line Items]
Carrying amount
Allowances released
Sale price		18
Effect on income (loss) gain	[1]	$ 18

[1]	See Note No. 31.